Accrued Expenses and Other Payables	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
Accrued expenses and other payables	Accrued Expenses and Other Payables
Components of accrued expenses and other current liabilities are as follows:

	December 31, 2024	June 30, 2025	June 30, 2025
	HK$	HK$	US$
Accrued bonus	2,068,692	198,700	25,312
Accrued commission	75,713	80,818	10,295
Accrued employee benefits	99,512	104,542	13,318
Accrued legal and professional fee	-	592,066	75,424
Accrued network and data services	146,857	189,462	24,136
Accrued others	130,069	62,327	7,939
Total accrued expenses and other payables	2,520,843	1,227,915	156,424